July 18, 2024

EDGAR

United States Securities and

Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Form N-CSR

John Hancock California Tax-Free Income Fund (the "Registrant")

File No. 811-05979

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending May 31, 2024.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 543-9634.

Sincerely,

/s/ Salvatore Schiavone

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Salvatore Schiavone  Treasurer